1998 SEMIANNUAL REPORT


IDS
Global Growth
Fund


icon of) world


The goal of IDS Global Growth Fund, a part of IDS Global Series, Inc., is long-term growth of capital. The Fund invests primarily in common stocks and securities convertible into common stocks of companies throughout the world.


      American Express Financial Advisors

      Distributed by American Express Financial Advisors Inc.

(icon of) world


It's a big world
after all

      No one needs to be told that the world is changing rapidly. For example, some years ago U.S. stocks accounted for about two-thirds of the total value of stocks worldwide. Today, that figure is down to about one-third, as many foreign stock markets have enjoyed explosive growth. Global Growth Fund seeks to take advantage of that trend by investing in companies throughout the world, not just the United States. For the most part, these are fast-growing foreign companies involved in essential businesses such as infrastructure creation, finance and environmental clean-up. As they prosper, Global Growth Fund offers investors the potential to prosper along with them.

Contents

From the chairman                            3
From the portfolio manager                   3
The Portfolio's ten largest holdings         5
Financial statements (Fund)                  6
Notes to financial statements (Fund)         9
Financial statements (Portfolio)            17
Notes to financial statements (Portfolio)   20
Investments in securities                   30
Board members and officers                  35
IDS mutual funds                            36

      To our shareholders


      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when declines in certain Asian markets spawned a sharp drop in the U.S. stock market.

      The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.




      William R. Pearce
     (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      A well-positioned portfolio and strong stock markets in the U.S. and Europe made for an exceptionally rewarding six months for IDS Global Growth Fund. Ultimately, over the first half of the fiscal year -- November 1997 through April 1998 -- investors in the Fund's Class A shares realized a total return of 26.0%. (This figure includes a capital gain that was paid to shareholders in December 1997 and reduced the Fund's net asset value by the same amount at that time.) For the six months, the Fund's return was well ahead of that generated by the Morgan Stanley World Index, an unmanaged group of stocks commonly used to measure the performance of major worldwide markets.

      When the period began last November, the global investment world was still in a state of shock as a result of the financial crisis that first struck Asia in late October. Within a few weeks, though, investors were coming to the conclusion that the major markets of the U.S. and Europe would likely weather the "Asian flu" with relatively little negative effect. Europe led the way, rallying through the winter and into the spring. The U.S., on the other hand, essentially marked time until February, when it exploded with a two-month surge that ended the period on a resoundingly positive note.

      Favorable environments
      in the U.S. and Europe

      In the U.S., where I maintained an investment exposure of roughly 30%-40% during the six months, the story was the same as it's been for the past three years: low inflation, low long-term interest rates, solid economic growth and surprisingly good corporate profits -- a nearly perfect prescription for rising stock prices. The same could be said of the investment environment in Europe, where stocks also benefited from the trend toward corporate restructuring that had helped power the U.S. market in previous years. The bulk of the Fund's European holdings were concentrated in the United Kingdom, France, Italy and the Netherlands -- all told, about 60% of the portfolio. That left little to be invested in Asia, which was by design and proved to be a prudent strategy given the decimation most of those markets endured.

      As   for   specific   stock   sectors,    in   the   U.S.   I   emphasized
      consumer-spending-related issues. In Europe, the principal investment theme was financial services stocks, which enjoyed a boost from falling interest rates. I kept very little money -- as low as 1% of portfolio assets -- in cash reserves. This worked to the Fund's advantage, as the returns from stock holdings far exceeded that provided by cash-equivalent investments.

      Looking ahead to the rest of the fiscal year, I think it's very unlikely that we'll enjoy a repeat of the past six months' performance. Still, the investment environments in the U.S. and Europe remain reasonably good. Given that, I continue to concentrate the portfolio's assets in those regions, emphasizing stocks of companies that appear best able to generate consistent earnings growth.





      John O'Brien
     (picture of) John O'Brien
      John O'Brien
      Portfolio manager

      To our shareholders


Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

April 30, 1998       $   8.40

Oct. 31, 1997        $   6.90

Increase             $   1.50


Distributions
Nov. 1, 1997 - April 30, 1998


From income          $   0.06

From capital gains   $   0.18

Total distributions  $   0.24

Total return*          +26.0%**


Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

April 30, 1998       $   8.30

Oct. 31, 1997        $   6.79

Increase             $   1.51


Distributions
Nov. 1, 1997 - April 30, 1998


From income          $   0.01

From capital gains   $   0.18

Total distributions  $   0.19

Total return*          +25.5%**


Class Y
 6-month performance

(All figures per share)

Net asset value (NAV)

April 30, 1998       $   8.40

Oct. 31, 1997        $   6.91

Increase             $   1.49


Distributions
Nov. 1, 1997 - April 30, 1998


From income          $   0.07

From capital gains   $   0.18

Total distributions  $   0.25

Total return*          +26.0%**



      *The prospectus discusses the effect of sales charges, if any, on the various classes.

      **The total return is a hypothetical investment in the Fund with all distributions reinvested.

 The Portfolio's ten largest holdings


                                              Percent              Value
                          (of Portfolio's net assets)   (as of April 30, 1998)

       ING Groep (Netherlands)                  3.85%        $50,930,193

       Credito Italiano (Italy)                 3.24          42,830,350

       General Electric (United Kingdom)        2.87          37,955,138

       Rhone-Poulenc Cl A (France)              2.82          37,280,074

       Mannesmann (Germany)                     2.77          36,628,142

       Great Universal Stores
           (United Kingdom)                     2.71          35,875,920

       Banca Intesa (Italy)                     2.56          33,893,661

       Dassault Systems (France)                2.34          31,016,506

       Philips Electronics (Netherlands)        2.10          27,756,036

       Instituto Bancario San Paulo di Torino
           (Italy)                              2.06          27,336,439


      Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order and lack of similar regulatory requirements followed by U.S. companies.

      For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.


(icon of) pie chart


The ten holdings listed here make up 27.32% of the Portfolio's net assets


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


 Financial statements


      Statement of assets and liabilities
      IDS Global Growth Fund
      April 30, 1998



                                  Assets
                                                                                                   (Unaudited)
 Investment in World Growth Portfolio (Note 1)                                                  $1,322,343,545
                                                                                                --------------

                                  Liabilities

 Accrued distribution fees                                                                               5,654
 Accrued service fee                                                                                     4,592
 Accrued transfer agency fee                                                                             5,885
 Accrued administrative services fee                                                                     1,760
                                                                                                         -----
 Total liabilities                                                                                      17,891
                                                                                                        ------
 Net assets applicable to outstanding capital stock                                             $1,322,325,654
                                                                                                ==============

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                        $    1,578,375
 Additional paid-in capital                                                                      1,002,659,174
 Excess of distributions over net investment income                                                 (3,220,738)
 Accumulated net realized gain (loss) (Note 1)                                                      54,573,053
 Unrealized appreciation (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies                                              266,735,790
                                                                                                   -----------
 Total-- representing net assets applicable to outstanding capital stock                        $1,322,325,654
                                                                                                ==============
 Net assets applicable to outstanding shares:             Class A                               $1,018,897,983
                                                          Class B                               $  280,344,618
                                                          Class Y                               $   23,083,053
 Net asset value per share of outstanding capital stock:  Class A shares     121,304,682        $         8.40
                                                          Class B shares      33,785,441        $         8.30
                                                          Class Y shares       2,747,382        $         8.40

See accompanying notes to financial statements.


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


      Statement of operations
      IDS Global Growth Fund
      Six months ended April 30, 1998



                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                        $  5,674,787
 Interest                                                                                            1,490,531
      Less foreign taxes withheld                                                                     (339,153)
                                                                                                      --------
 Total income                                                                                        6,826,165
                                                                                                     ---------
 Expenses (Note 2):
 Expenses allocated from World Growth Portfolio                                                      4,785,373
 Distribution fee -- Class B                                                                           897,277
 Transfer agency fee                                                                                 1,062,537
 Incremental transfer agency fee-- Class B                                                              16,639
 Service fee
      Class A                                                                                          787,504
      Class B                                                                                          208,023
      Class Y                                                                                           10,392
 Administrative services fees and expenses                                                             297,783
 Compensation of board members                                                                           5,014
 Postage                                                                                                39,817
 Reports to shareholders                                                                                   133
 Registration fees                                                                                      46,152
 Audit fees                                                                                              3,625
 Other                                                                                                   3,763
                                                                                                         -----
 Total expenses                                                                                      8,164,032
                                                                                                     ---------
      Earnings credits on cash balances (Note 2)                                                       (94,543)
                                                                                                       -------
 Total net expenses                                                                                  8,069,489
                                                                                                     ---------
 Investment income (loss) -- net                                                                    (1,243,324)
                                                                                                    ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions                                                                         46,616,957
      Foreign currency transactions                                                                  8,088,540
                                                                                                     ---------
 Net realized gain (loss) on investments                                                            54,705,497
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies                           223,211,794
                                                                                                   -----------
 Net gain (loss) on investments and foreign currencies                                             277,917,291
                                                                                                   -----------
 Net increase (decrease) in net assets resulting from operations                                  $276,673,967
                                                                                                  ============


See accompanying notes to financial statements.


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

      Financial statements


      Statements of changes in net assets
      IDS Global Growth Fund




                             Operations and distributions                 April 30, 1998         Oct. 31, 1997

                                                                        Six months ended            Year ended
                                   (Unaudited)
 Investment income (loss)-- net                                           $   (1,243,324)       $    5,641,919
 Net realized gain (loss) on investments                                      54,705,497            28,598,422
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies     223,211,794            37,958,543
                                                                             -----------            ----------
 Net increase (decrease) in net assets resulting from operations             276,673,967            72,198,884
                                                                             -----------            ----------
 Distributions to shareholders from:
      Net investment income
            Class A                                                           (7,469,662)          (28,168,728)
            Class B                                                             (381,862)           (4,484,312)
            Class Y                                                             (218,480)             (638,540)
      Net realized gain
            Class A                                                          (21,935,266)          (53,866,031)
            Class B                                                           (5,756,015)           (9,804,471)
            Class Y                                                             (560,473)           (1,160,638)
                                                                                --------            ----------
 Total distributions                                                         (36,321,758)          (98,122,720)
                                                                             -----------           -----------

                                  Capital share transactions (Note 3)

 Proceeds from sales
      Class A shares (Note 2)                                                470,579,877           616,162,763
      Class B shares                                                          31,135,159           108,742,262
      Class Y shares                                                           5,412,437            11,904,314
 Reinvestment of distributions at net asset value
      Class A shares                                                          28,786,647            80,789,966
      Class B shares                                                           6,101,542            14,226,612
      Class Y shares                                                             778,953             1,799,178
 Payments for redemptions
      Class A shares                                                        (556,452,521)         (696,086,506)
      Class B shares (Note 2)                                                (28,993,786)          (40,144,963)
      Class Y shares                                                          (7,749,087)          (11,823,251)
                                                                              ----------           -----------
 Increase (decrease) in net assets from capital share transactions           (50,400,779)           85,570,375
                                                                             -----------            ----------
 Total increase (decrease) in net assets                                     189,951,430            59,646,539
 Net assets at beginning of period                                         1,132,374,224         1,072,727,685
                                                                           -------------         -------------
 Net assets at end of period                                              $1,322,325,654        $1,132,374,224
                                                                          ==============        ==============
 Undistributed (excess of distributions over) net investment income       $   (3,220,738)       $    6,092,590
                                                                          --------------        --------------



See accompanying notes to financial statements.



 Notes to financial statements


      IDS Global Growth Fund
      (Unaudited as to April 30, 1998)


  1

Summary of
significant
accounting policies



      The Fund is a series of IDS Global Series, Inc. is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Investment in World Growth Portfolio

      Effective May 13, 1996, the Fund began investing all of its assets in World Growth Portfolio (the Portfolio), a series of World Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. World Growth Portfolio seeks to provide shareholders with a long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks of companies throughout the world.

      The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The Fund records its investment in the Portfolio at the value which is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at April 30, 1998 was 99.94%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      An annual dividend declared and paid by the end of the calendar year from net investment income is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.


  2

Expenses and
sales charges

      In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

      Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for providing administrative services . Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

     oClass A $15

     oClass B $16

     oClass Y $15

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and commencing on May 9, 1997, the fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $948,219 for Class A and $125,625 for Class B for the six months ended April 30, 1998.

      During the six months ended April 30, 1998, the Fund's transfer agency fees were reduced by $94,543 as a result of earnings credits from overnight cash balances.


  3

Capital share
transactions


      Transactions in shares of capital stock for the periods indicated are as follows:

                                      Six months ended April 30, 1998

                                    Class A       Class B       Class Y


      Sold                       62,385,149     4,198,705       731,854

      Issued for reinvested       4,209,191       900,598       113,899

        distributions

      Redeemed                  (74,248,570)   (4,034,428)   (1,079,323)


      Net increase (decrease)    (7,654,230)    1,064,875      (233,570)



                                          Year ended Oct. 31, 1997

                                    Class A       Class B       Class Y


      Sold                       87,554,390    15,597,722     1,674,726

      Issued for reinvested      12,112,441     2,150,985       269,701

        distributions

      Redeemed                  (98,216,986)   (5,704,957)   (1,643,746)


      Net increase (decrease)     1,449,845    12,043,750       300,681



Global Growth Fund


4
Financial
highlights


The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended Oct. 31,

Per share income and capital changes(a)

                                                                   Class A

                                     1998 b    1997    1996   1995    1994    1993 1992       1991    1990c
Net asset value,                      $6.90   $7.12   $6.37  $6.96   $6.30   $4.92   $5.03    $4.67   $5.00
beginning of period
                                      Income from investment operations:
Net investment income (loss)             --     .03     .08    .10     .04     .02     .04      .08     .04

Net gains (losses)                     1.74     .39     .83   (.59)    .73    1.43    (.11)     .36    (.37)
(both realized and unrealized)

Total from investment operations       1.74     .42     .91   (.49)    .77    1.45    (.07)     .44    (.33)

                                      Less distibutions:

Divideds from net investment           (.06)   (.22)   (.13)  (.05)   (.02)   (.03)   (.04)    (.08)     --
income
Distributions from realized gains      (.18)   (.42)   (.03)  (.05)   (.09)   (.03)     --       --      --

Excess distributions of realized gains   --      --      --     --      --    (.01)     --       --      --

Total distributions                    (.24)   (.64)   (.16)  (.10)   (.11)   (.07)   (.04)    (.08)     --

Net asset value,                      $8.40   $6.90   $7.12  $6.37   $6.96   $6.30   $4.92    $5.03   $4.67
end of period
                                      Ratios/supplemental data
                                                                   Class A

                                     1998 b    1997    1996   1995    1994    1993    1992     1991   1990c
Net assets, end of                   $1,019    $889    $908   $659    $670    $244     $69      $38     $21
period (in millions)

Ratio of expenses to                1.24% e   1.27%   1.37%  1.39%   1.38%   1.51%   1.72%    1.70%   .81%e
average daily net assets(d)

Ratio of net income (loss) to      (.06%) e   .60%    1.45%  1.59%    .85%    .80%   1.16%    1.66%  2.99% e
average daily net assets

Portfolio turnover rate (excluding     40%    199%     134%    90%     26%     27%     41%      33%     20%
short-term securities)

Total return(f)                      26.0%    6.2%    14.5%  (7.0%)   12.1%  29.9%   (1.5%)    9.8%   (6.7%)

Average brokerage                   $.0335  $.0113   $.0094     --      --      --      --       --      --
commission rate(g)

a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Six months ended April 30, 1998 (Unaudited).
c Inception date. Period from May 29, 1990 to Oct. 31, 1990.
d Effective fiscal year 1996, expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.
g Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

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



Performance
Financial highlights

Fiscal period ended Oct. 31,
Per share income and capital changes(a)

                                                 Class B                             Class Y

                                    1998 b   1997     1996    1995c     1998 b    1997     1996     1995c
Net asset value,                    $6.79   $7.05    $6.34    $5.82     $6.91    $7.13    $6.38     $5.82
beginning of period
                                 Income from investment operations:

Net investment income (loss)        (.05)      --      .05      .02       .03      .03      .09       .06

Net gains (losses) on securities    1.75      .35      .81      .50      1.71      .40      .83       .50
(both realized and unrealized)

Total from investment operations    1.70      .35      .86      .52      1.74      .43      .92       .56

                                    Less distributions:

Dividends from net                  (.01)    (.19)    (.12)      --      (.07)    (.23)    (.14)       --
investment income

Distributions from realized gains   (.18)    (.42)    (.03)      --      (.18)    (.42)    (.03)       --

Total distributions                 (.19)    (.61)    (.15)      --      (.25)    (.65)    (.17)       --

Net asset value,                   $8.30    $6.79    $7.05    $6.34     $8.40    $6.91    $7.13     $6.38
end of period

                                   Ratios/supplemental data

                                              Class B                         Class Y

                                1998 b     1997     1996     1995c     1998 b     1997     1996     1995c
Net assets, end of                $280     $222     $146      $21       $23        $21      $19      $24
period (in millions)

Ratio of expenses to             2.01% e  2.03%    2.14%   2.16%e     1.16% e    1.15%    1.19%   1.20%e
average daily net assets(d)

Ratio of net income (loss) to   (.81%)e  (.18%)    1.05%    .85% e       --       .72%    1.60%   2.37%e
average daily net assets

Portfolio turnover rate (excluding  40%   199%      134%     90%        40%       199%     134%     90%
short-term securities)

Total return(f)                   25.5%   5.5%     13.6%    8.9%      26.0%       6.3%    14.7%    9.6%

Average brokerage               $.0335  $.0113   $.0094       --     $.0335     $.0113   $.0094      --
commission rate(g)



a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Six months ended April 30, 1998 (Unaudited).
c Inception date was March 20, 1995.
d Effective fiscal year 1996, expense ratio is based on total expenses of the
  Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.
g Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.






 Financial statements


      Statement of assets and liabilities
      World Growth Portfolio
      April 30, 1998



                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $1,155,369,019)                                                          $1,422,296,063
 Dividends and accrued interest receivable                                                           2,101,495
 Receivable for investment securities sold                                                          19,253,499
 Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)                      784
 U.S. government securities held as collateral (Note 5)                                             17,241,197
                                                                                                    ----------
 Total assets                                                                                    1,460,893,038
                                                                                                 -------------

                                  Liabilities

 Disbursements in excess of cash on demand deposit                                                   9,061,880
 Payable for investment securities purchased                                                         1,743,218
 Payable upon return of securities loaned (Note 5)                                                 126,714,597
 Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)                   45,462
 Accrued investment management services fee                                                             26,540
 Other accrued expenses                                                                                175,700
                                                                                                       -------
 Total liabilities                                                                                 137,767,397
                                                                                                   -----------
 Net assets                                                                                     $1,323,125,641
                                                                                                ==============



      See accompanying notes to financial statements.







      Financial statements


      Statement of operations
      World Growth Portfolio
      Six months ended April 30, 1998



                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividend                                                                                         $  5,678,081
 Interest                                                                                            1,488,657
      Less foreign taxes withheld                                                                     (339,352)
                                                                                                      --------
 Total income                                                                                        6,827,386
                                                                                                     ---------
 Expenses (Note 2):
 Investment management services fee                                                                  4,409,612
 Compensation of board members                                                                           6,138
 Custodian fees                                                                                        359,381
 Audit fees                                                                                             11,000
 Other                                                                                                  12,995
                                                                                                        ------
 Total expenses                                                                                      4,799,126
      Earnings credits on cash balances (Note 2)                                                       (10,997)
                                                                                                       -------
 Total net expenses                                                                                  4,788,129
                                                                                                     ---------
 Investment income (loss) -- net                                                                     2,039,257
                                                                                                     ---------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions (Note 3)                                                                46,641,666
      Financial futures contracts                                                                    8,092,635
                                                                                                     ---------
 Net realized gain (loss) on investments                                                            54,734,301
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies                           223,344,105
                                                                                                   -----------
 Net gain (loss) on investments                                                                    278,078,406
                                                                                                   -----------
 Net increase (decrease) in net assets resulting from operations                                  $280,117,663
                                                                                                  ============



      See accompanying notes to financial statements.






      Statements of changes in net assets
      World Growth Portfolio



                             Operations                                   April 30, 1998         Oct. 31, 1997

                                                                        Six months ended            Year ended
                                   (Unaudited)
 Investment income (loss)-- net                                           $    2,039,257        $   12,285,162
 Net realized gain (loss) on investments                                      54,734,301            28,608,288
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies     223,344,105            37,976,694
                                                                             -----------            ----------
 Net increase (decrease) in net assets resulting from operations             280,117,663            78,870,144
 Net contributions (withdrawals) from partners                               (90,107,926)          (19,158,130)
                                                                             -----------           -----------
 Total increase (decrease) in net assets                                     190,009,737            59,712,014
 Net assets at beginning of period                                         1,133,115,904         1,073,403,890
                                                                           -------------         -------------
 Net assets at end of period                                              $1,323,125,641        $1,133,115,904
                                                                          ==============        ==============



See accompanying notes to financial statements.



 Notes to financial statements


      World Growth Portfolio
      (Unaudited as to April 30, 1998)


  1

Summary of
significant
accounting policies



      World Growth Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. World Growth Portfolio seeks to provide a long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks of companies throughout the world. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

      Significant accounting polices followed by the Portfolio are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

      Foreign currency translations and
      foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

      Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Portfolio does not amortize premium and discount.



  2

Fees and
expenses

      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.8% to 0.675% annually.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

      During the six months ended April 30, 1998, the Portfolio's custodian fees were reduced by $10,997 as a result of earnings credits from overnight cash balances.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.



  3

Securities
transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $460,933,633 and $641,656,675 respectively, for the six months ended April 30, 1998. For the same period, the portfolio turnover rate was 40%. Realized gains and losses are determined on an identified cost basis.



  4

Foreign currency
contracts



      At April 30, 1998, the Portfolio had entered into foreign currency exchange contracts that obligate the Portfolio to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:



 Exchange date    Currency to      Currency to     Unrealized      Unrealized
                 be delivered      be received    appreciation    depreciation


May 1, 1998       11,905,324        8,280,813         $ --           $45,462
                Canadian Dollar    U.S. Dollar

May 4, 1998        1,742,538        3,127,856          680                --
                  U.S. Dollar     Deutsche Mark

May 6, 1998         977,712          162,758           104                --
                 French Franc      U.S. Dollar
Total                                                 $784           $45,462




  5

Lending of
portfolio securities



      At April 30, 1998, securities valued at $121,487,555 were on loan to brokers. For collateral, the Portfolio received $109,473,400 in cash and U.S. government securities valued at $17,241,197. Income from securities lending amounted to $224,631 for the six months ended April 30, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

      Investments in securities


      World Growth Portfolio
      April 30, 1998 (Unaudited)

                                                    (Percentages represent
                                                      value of investments
                                                    compared to net assets)


 Common stocks (91.5%)
Issuer                       Shares       Value(a)

 Argentina (1.1%)

 Financial services (0.1%)
 IRSA Inversiones-
    Representaciones GDR     34,500      $1,341,187

 Multi-industry conglomerates (0.5%)
 Perez Companc ADR          550,000       6,611,000


 Utilities -- telephone (0.5%)
 Telefonica de Argentina ADR170,000(c)    6,555,625


 Australia (0.7%)

 Transportation
 Brambles Inds              465,000       9,587,184


 Brazil (0.4%)

 Energy
 Petroleo Brasileiro ADR    237,500(b,c)  6,010,055


 Canada (3.4%)

 Communications equipment & services (0.9%)
 Northern Telecom           200,000      12,175,000


 Multi-industry conglomerates (1.0%)
 Bombardier Cl B            502,700(c)   13,570,807


 Utilities -- telephone (1.5%)
 BCE468,200              19,927,763


 Chile (0.4%)

 Multi-industry conglomerates
 Quinenco ADR               458,690(b,c)  4,730,241


 France (11.5%)

 Automotive & related (1.4%)
 Michelin Cl B              285,000(b)   17,964,804


 Banks and savings & loans (2.0%)
 Banque Natl de Paris       306,000(b)   25,809,692


 Computers & office equipment (2.3%)
 Dassault Systems           790,000      31,016,506

 Energy (1.9%)
 TOTAL Cl B                 207,723(b)   24,708,360


 Food (0.1%)
 Sodexho Alliance             6,432       1,178,112


 Household products (2.8%)
 Rhone-Poulenc Cl A         761,953(b)   37,280,074


 Leisure time & entertainment (1.0%)
 Accor                       49,748(b)   13,564,628


 Germany (5.7%)

 Automotive & related (0.1%)
 Volkswagen AG                2,268       1,806,260


 Banks and savings & loans (2.0%)
 Bayerische Vereinsbank     354,128(b,c) 26,940,004


 Industrial equipment & services (2.8%)
 Mannesmann                  46,153(b)   36,628,142


 Textiles & apparel (0.8%)
 Adidas                      62,768(b)   10,407,110


 Hong Kong (0.4%)

 Financial services
 Cheung Kong Holdings       884,000(b)    5,877,362


 Italy (9.4%)

 Banks and savings & loans (7.9%)
 Banca Intesa             6,003,766(c)   33,893,661
 Credito Italiano         8,149,004(b,c) 42,830,350
 Instituto Bancario
    San Paolo di Torino   1,891,494(b,c) 27,336,439
 Total                                  104,060,450


 Utilities -- telephone (1.5%)
 Telecom Italia           3,900,000(b)   20,563,920


 Japan (3.0%)

 Automotive & related (0.7%)
 Honda Motor                255,000       9,251,706

 Computers & office equipment (0.7%)
 Fujitsu                    800,000       9,342,400


 Electronics (1.0%)
 Fujikura                 1,250,000       6,443,750
 Ibiden                     413,000(c)    6,524,326
 Total                                   12,968,076


 Media (0.6%)
 Sony                        98,000       8,155,560


 Mexico (1.7%)

 Financial services (0.1%)
 Grupo Financiero Bancomer
    Cl B                  1,271,900         878,414

 Paper & packaging (0.9%)
 Kimberly-Clark de Mexico 2,400,000      11,780,791


 Multi-industry conglomerates (0.7%)
 Banco Nacional do Norte  6,000,000       9,899,826


 Netherlands (7.1%)

 Computers & office equipment (1.1%)
 Baan                       341,499(b,c) 14,960,969


 Industrial equipment & services (2.1%)
 Philips Electronics        315,000(b)   27,756,036


 Insurance (3.9%)
 ING Groep                  783,580(b)   50,930,193


 Singapore (0.4%)

 Financial services
 DBS Land                 3,100,000       4,680,380


 Sweden (1.0%)

 Banks and savings & loans
 Nordbanken Holding       1,785,832(c)   13,148,010


 Switzerland (4.2%)

 Banks and savings & loans (2.7%)
 Credit Suisse Group         76,500(b)   16,822,151
 Schweizer Bankgesellschaft  11,557(b)   18,605,792
 Total                                   35,427,943


 Health care (1.5%)
 Novartis                    12,268      20,273,632


 United Kingdom (12.8%)

 Health care (1.5%)
 SmithKline Beecham       1,622,000      19,439,508


 Media (1.3%)
 Pearson                  1,130,000      17,729,587


 Multi-industry conglomerates (4.2%)
 General Electric         4,642,660      37,955,138
 Williams ADR             2,246,826      17,212,934
 Total                                   55,168,072


 Retail (2.7%)
 Great Universal Stores   2,350,454(b)   35,875,920


 Utilities -- telephone (3.1%)
 Orange                   3,460,894      25,153,432
 Vodafone                 1,440,657      15,868,405
 Total                                   41,021,837


 United States (28.3%)

 Banks and savings & loans (3.6%)
 BankAmerica                200,000      17,000,000
 BankBoston                 230,000      24,825,625
 NationsBank                 85,200       6,453,900
 Total                                   48,279,525

 Beverages & tobacco (0.9%)
 Philip Morris              330,000      12,313,125


 Communications equipment & services (0.6%)
 Motorola                   150,000       8,343,750


 Computers & office equipment (2.2%)
 Cisco Systems              225,000(b)   16,481,250
 Compaq Computer            450,000      12,628,125
 Total                                   29,109,375


 Electronics (1.5%)
 Intel                      242,000      19,556,625


 Energy equipment & services (0.9%)
 Baker Hughes               300,000      12,150,000


 Financial services (2.1%)
 CIT Group Cl A              54,800       1,941,975
 Fannie Mae                 210,000      12,573,750
 Travelers Group            225,000      13,767,187
 Total                                   28,282,912

 Health care (1.7%)
 Pfizer                     199,000      22,648,687


 Health care services (1.4%)
 HBO & Co                   300,000      17,943,750


 Household products (2.5%)
 Colgate-Palmolive          145,000      13,004,688
 Gillette                   172,100      19,866,794
 Total                                   32,871,482


 Industrial equipment & services (1.8%)
 Illinois Tool Works        340,000      23,970,000


 Insurance (0.6%)
 American Intl Group         56,000       7,367,500


 Leisure time & entertainment (1.1%)
 Disney (Walt)              117,000      14,544,562


 Media (0.6%)
 Interpublic Group of Cos   114,000       7,281,750



 Multi-industry conglomerates (1.2%)
 General Electric           180,000      15,322,500


Retail (4.2%)
 Rite Aid                   460,000      14,777,500
 Safeway                    476,000(b)   18,207,000
 Wal-Mart Stores            296,000      14,966,500
 Walgreen                   215,000       7,417,500
 Total                                   55,368,500


Utilities -- telephone (1.4%)
 AirTouch Communications    350,000(b)   18,593,750


 Total common stocks
(Cost: $951,369,429)                 $1,210,950,939

 Other (0.7%)
Issuer                       Shares        Value(a)

 Argentina (--%)
 Inversiones y Representaciones GDR
    Rights                   34,500(e)          $--

 France (0.1%)
 Rhone-Poulenc
    Warrants                187,676         905,443

 Italy (0.6%)
 Banca Intesa
    Warrants              6,003,766       7,761,669

 Total other
(Cost: $1,321,578)                       $8,667,112





 Short-term securities (15.3%)
Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase

 U.S. government agencies (3.5%)
 Federal Home Loan Mtge Corp Disc Nts
    05-18-98     5.42%   $10,000,000     $9,974,500
    05-29-98     5.44     10,000,000      9,957,844
 Federal Natl Mtge Assn Disc Nts
    05-11-98     5.43     15,000,000     14,977,458
    05-11-98     5.44      1,500,000      1,497,742
    05-18-98     5.44     10,000,000      9,974,358
 Total                                   46,381,902

 Commercial paper (11.6%)
 ABB Treasury Center USA
    05-04-98     5.54      4,126,000(d)   4,124,102
 Albertson's
    05-21-98     5.54     10,800,000     10,766,820
 Bell Atlantic Finance
    05-21-98     5.52      5,300,000      5,283,806
    05-27-98     5.55      4,800,000      4,780,829
 Ciesco LP
    05-18-98     5.52     11,200,000     11,170,911
 Commerzbank U.S. Finance
    06-01-98     5.55     10,300,000     10,250,952
 Consolidated Natural Gas
    05-05-98     5.51      1,600,000      1,599,022
 Daimler-Benz
    06-04-98     5.55     11,000,000     10,942,550
 Delaware Funding
    05-18-98     5.53      6,500,000(d)   6,483,087
 Deutsche Bank Financial
    05-01-98     5.53      4,200,000      4,200,000
    05-08-98     5.57      5,700,000      5,693,860
 Dresdner US Finance
    05-21-98     5.52      3,300,000      3,289,917
 Gannett
    05-14-98     5.51      6,000,000(d)   5,988,127

 Glaxo Wellcome
    05-20-98     5.53      5,000,000(d)   4,985,434
 GTE Funding
    05-18-98     5.53      5,000,000      4,986,990
 Paccar Financial
    05-04-98     5.54      5,000,000      4,997,700
    05-05-98     5.52      2,000,000      1,998,778
    05-13-98     5.54      2,400,000      2,395,584
    05-26-98     5.54     13,000,000     12,950,167
 Pfizer
    06-03-98     5.54      3,200,000(d)   3,183,808
 Toyota Motor Credit
    05-01-98     5.58      7,100,000      7,100,000
    05-21-98     5.54     13,179,000     13,138,511
 Xerox
    05-06-98     5.51      6,000,000      5,995,425
 Xerox Credit
    05-08-98     5.54      7,000,000      6,992,500
 Total                                  153,298,880

 Letter of credit (0.2%)
 Credit Agricol-
 Louis Dreyfus
    05-07-98     5.54      3,000,000      2,997,230


 Total short-term securities
(Cost: $202,678,012)                   $202,678,012


 Total investments in securities
(Cost: $1,155,369,019)(f)            $1,422,296,063



See accompanying notes to investments in securities.

      Investments in securities


      World Growth Portfolio



 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars.

(b) Non-income producing.

(c) Security is partially or fully on loan. See Note 5 to the financial statements.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Negligible market value.

(f) At April 30, 1998 the cost of securities for federal income tax purposes was approximately $1,155,368,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:





Unrealized appreciation.......................................$291,428,000
Unrealized depreciation........................................(24,500,000)
Net unrealized appreciation...................................$266,928,000

          Board members and officers

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Former chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President,  treasurer and corporate secretary of Board Services
and secretary    Corporation.


                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS Global Growth Fund
IDS Tower 10
Minneapolis, MN 55440-0010